SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2019
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
18. SUBSEQUENT EVENTS

Subsequent to September 30, 2019, the Company sold four aircraft.

On October 22, 2019, the Company repaid in full the outstanding principal balance under the Fly Acquisition III Facility.

On October 31, 2019, the Company agreed to sell six aircraft to Horizon Aircraft Finance III Limited and Horizon Aircraft Finance III LLC (together, “Horizon III”) for an aggregate base purchase price of approximately $150.5 million, subject to adjustment based on rents and maintenance reserves in respect of the aircraft (the “Horizon III Transaction”). The Company expects to deliver these aircraft during the first quarter of 2020. The aircraft in Horizon III’s portfolio are serviced and managed by affiliates of BBAM LP, whose affiliates also manage and service the Company’s aircraft portfolio. The Company also purchased $3.1 million, or 3%, of the equity certificates issued by Horizon III Limited in connection with the Horizon III Transaction, which are subject to a seven-year lock-up agreement.